Limited Term New York Municipal Fund

Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free New York Municipals

Oppenheimer California Municipal Fund

Oppenheimer Cash Reserves

Oppenheimer Equity Fund

Oppenheimer Flexible Strategies Fund

Oppenheimer Global Allocation Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Value Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Main Street Select Fund®

Oppenheimer Money Market Fund, Inc.

Oppenheimer New Jersey Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Oppenheimer Rochester® Michigan Municipal Fund

Oppenheimer Rochester® Minnesota Municipal Fund

Oppenheimer Rochester® National Municipals

Oppenheimer Rochester® North Carolina Municipal Fund

Oppenheimer Rochester® Ohio Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Oppenheimer Rochester® Virginia Municipal Fund

Oppenheimer Select Value Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Short Duration Fund

Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

Oppenheimer Money Fund/VA

Oppenheimer Small- & Mid-Cap Growth Fund/VA

Oppenheimer Value Fund/VA

Rochester® Fund Municipals

Prospectus and Statement of Additional Information Supplement

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above referenced funds (each a “Fund” or collectively, the “Funds”) and is in addition to any other supplement(s). Capitalized terms used herein are as defined in the Prospectus or SAI.

The Board of Trustees/Directors of the Funds recently approved a series of modifications to the Funds’ investment advisory and transfer agency arrangements in connection with internal corporate restructuring efforts at OppenheimerFunds, Inc. (“OFI”).  As a result of these modifications, on January 1, 2013 (the “Effective Date”), OFI Global Asset Management, Inc. (“OFI Global”), a wholly-owned subsidiary of OFI, will become the investment adviser and transfer agent to each Fund under the terms of each Fund’s advisory agreement and transfer agency agreement, respectively.  OFI Global will, in turn, enter into a new sub-advisory agreement for each Fund, on the Effective Date, whereby OFI Global will have oversight and supervisory responsibilities and OFI will choose the Fund’s investments and provide related advisory services to the Fund.   In addition, on the Effective Date, OFI Global will enter into a sub-transfer agency agreement with Shareholder Services, Inc. doing business as OppenheimerFunds Services, a wholly-owned subsidiary of OFI, under which it will be responsible for providing transfer agency services to the Funds.

The realignment of advisory service responsibility between OFI Global and OFI will not result in any change in the persons managing the assets of the Funds, the level or nature of the advisory services provided to the Funds, or the fees charged to the Funds.   References to the Portfolio Managers’ officer positions with the Manager refer to their positions with OFI and not OFI Global.

References to the "Manager" in the Prospectus and SAI mean OFI Global and OFI unless the context indicates otherwise or unless otherwise specified.

 Effective January 1, 2013, the Prospectus of each Fund is revised as follows:

1.      The section entitled “Investment Adviser” is replaced in its entirety with the following:

Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its sub-adviser.

2.	The section entitled “How the Fund is Managed – THE MANAGER” is replaced in its entirety with the following:

THE MANAGER AND THE SUB-ADVISER.  OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc.  The Manager oversees the Fund’s investments and its business operations.  OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund’s investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund’s Board, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.

The Manager has been an investment adviser since 2012.  The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

3.	The following sentence is added at the end of the section entitled “How the Fund is Managed – Advisory Fees”:

Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services.

Effective January 1, 2013, the SAI of each Fund is revised as follows:

1.	The section entitled “The Manager” is replaced in its entirety with the following:

The Manager and the Sub-Adviser.  The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser.  The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

2.	The following section is added after the section entitled “The Investment Advisory Agreement” as follows:

The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund’s portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services of the Fund’s portfolio. Other members of the Sub-Adviser’s investment teams provide the portfolio manager(s) with counsel and support in managing the Fund’s portfolio.

Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.

The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

3.	References to the “Manager” in the section entitled “Pending Litigation” refer to OppenheimerFunds, Inc. and not OFI Global Asset Management, Inc.
4.	The brokerage provisions of the sub-advisory agreement are substantially similar to those contained in the advisory agreement and disclosed in the Section entitled “Brokerage Provisions of the Investment Advisory Agreement”.

5.	The brokerage practices followed by the Sub-Adviser are substantially similar to those previously followed by the Manager and disclosed in the Section entitled “Brokerage Policies of the Fund – Brokerage Practices Followed by the Manager”.

6.	The first sentence of the section entitled “Additional Information About the Fund – The Transfer Agent” is replaced with the following:

The Transfer Agent.  OFI Global Asset Management, Inc. is the Fund's Transfer Agent and Shareholder Services, Inc. doing business as OppenheimerFunds Services is the Fund’s Sub-Transfer Agent.

PS0000.078